[GRAPHICS OMITTED]

                                                                      WILMINGTON
                                                                           FUNDS

   MONEY MARKET PORTFOLIOS

                 O  PRIME MONEY MARKET

                 O  U.S. GOVERNMENT

                 O  TAX-EXEMP

                                     ANNUAL
                                  JUNE 30, 2000

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

     The last year has been a tumultuous one for the economy and the financial markets. Since our last annual report the Federal Reserve (the "Fed") has raised interest rates six times by a total of 175 basis points. The Central Bank's main concerns were the rapid economic expansion and the build-up of inflationary pressures. In the latter part of 1999 and early 2000, the economy was registering a growth rate between 6% and 7%. This rate is well in excess of the Fed's desired annual growth rate of no more than 3.5%. This targeted growth rate is the result of careful economic analysis which found that sustained growth in excess of 3.5% would result in an eventual increase in inflation, especially combined with a low unemployment rate.

     Inflation has also been problematic as energy prices have risen dramatically over the last year (Gasoline prices nationwide are up 85%). Moreover, the "core" inflation rate has also risen even though it is still at a fairly low rate. The trend, however, is clearly in the wrong direction.

     For these reasons, the Fed has decided to further increase interest rates to slow down the economy and thereby thwart the rise in inflation. At present, the evidence suggests that the Fed is beginning to succeed. Retail sales, housing sales and overall industrial activity are clearly showing signs of weakness. The one-two combination of higher interest rates and lower equity prices has had a negative effect on consumer spending patterns. The remaining question is whether this slowdown is for real and, if so, how severe is it. It is too early to provide any definitive answer at this time, but we believe that economic growth in the second half of 2000 will be slower than that of the first half.

     While it took some time, the financial markets finally reacted to higher interest rates this spring. Perhaps "reacted" is a bit of an understatement, especially for the NASDAQ Index. From the all-time highs earlier this year, the S&P 500 Index fell 18%, while the NASDAQ composite fell by more than 37%. In many regards, this was a reasonably normal correction. Not so normal were the speed and the severity, especially for the NASDAQ. Many stocks in this index were trading at enormous (even uncalculateable) price-earnings ratios. When it became apparent that economic growth, and thereby profits, would also be slowing, these heavily speculative issues suffered the consequences.

     Fortunately for us as shareholders of the Wilmington Funds, our investment advisers have many DECADES of investment experience and have witnessed these types of markets in the past. Their experience is invaluable toward achieving investment success. We are quite proud of the investment results described herein and are confident that you will be as well.

----------
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN EITHER FUND IS NEIGHTER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASET VALUE OF $1.00.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

INVESTMENT RESULTS

     The U.S. Government Portfolio paid shareholders dividends of $0.05 per share during the past fiscal year, the Money Market Portfolio paid dividends of $0.05 per share and the Tax-Exempt Portfolio paid dividends of $0.03 per share. Based on each Portfolio's net asset value of $1.00 per share, these dividends represented returns of 5.25%, 5.45% and 3.23%, respectively. A comparison versus the Portfolios' respective benchmark is presented below:

                                                  12 Month Period Ending 6/30/00
                                                  ------------------------------
WILMINGTON U.S. GOVERNMENT PORTFOLIO                          5.25%
Lipper U.S. Government Money Market Funds                     5.05%

WILMINGTON PRIME MONEY MARKET PORTFOLIO                       5.45%
Lipper Money Market Funds                                     5.06%

WILMINGTON TAX-EXEMPT PORTFOLIO                               3.23%
Lipper Tax-Exempt Money Market Funds                          3.09%

     We invite your comments and questions and thank you for your investment in the Wilmington Money Market Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                   Sincerely,
                                                   /s/ Signature

                                                   Robert J. Christian
August 9, 2000                                     President

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000

                                                                            PRIME                   U.S.
                                                                        MONEY MARKET             GOVERNMENT             TAX-EXEMPT
                                                                         PORTFOLIO                PORTFOLIO             PORTFOLIO
                                                                       --------------           ------------           ------------
ASSETS:
Investment in Series, at value .............................           $2,075,733,583           $769,142,822           $484,619,736
Other assets ...............................................                    1,523                 14,464                  1,691
                                                                       --------------           ------------           ------------
Total assets ...............................................            2,075,735,106            769,157,286            484,621,427
                                                                       --------------           ------------           ------------
LIABILITIES:
Dividends payable ..........................................               11,459,812              3,976,414              1,468,191
Other accrued expenses .....................................                  257,111                 60,222                 61,428
                                                                       --------------           ------------           ------------
Total liabilities ..........................................               11,716,923              4,036,636              1,529,619
                                                                       --------------           ------------           ------------
NET ASSETS .................................................           $2,064,018,183           $765,120,650           $483,091,808
                                                                       ==============           ============           ============
NET ASSETS CONSIST OF:
Paid-in capital ............................................           $2,064,041,695           $765,115,490           $483,093,468
Accumulated net realized gain (loss) on investments ........                  (23,512)                 5,160                 (1,660)
                                                                       --------------           ------------           ------------
NET ASSETS .................................................           $2,064,018,183           $765,120,650           $483,091,808
                                                                       ==============           ============           ============
Shares of beneficial interest outstanding ..................            2,064,041,695            765,115,490            483,100,151
                                                                       ==============           ============           ============
NET ASSET  VALUE,  offering  and  redemption  price per share
  ($0.01 par value,unlimited authorized shares):
      Investor Shares ......................................                    $1.00                  $1.00                  $1.00
                                                                                =====                  =====                  =====

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2000

                                                                 PRIME               U.S.
                                                             MONEY MARKET          GOVERNMENT          TAX-EXEMPT
                                                              PORTFOLIO+           PORTFOLIO+          PORTFOLIO+
                                                             ------------         -----------          -----------
INVESTMENT INCOME:
   Investment income from Series ...................         $ 88,456,702          $28,415,030          $12,014,692
   Expenses from Series ............................           (6,648,638)          (2,383,250)          (1,522,225)
                                                             ------------          -----------          -----------
      Net investment income from Series ............           81,808,064           26,031,780           10,492,467
   Interest income .................................           32,763,518           10,886,971            4,790,303
                                                             ------------          -----------          -----------
      Total investment income ......................          114,571,582           36,918,751           15,282,770
                                                             ------------          -----------          -----------

EXPENSES:
   Advisory fees ...................................            2,717,284              984,555              676,934
   Administration and accounting fees ..............              134,138               51,978               38,887
   Trustees' fees ..................................                4,137                4,307                4,296
   Distribution fees ...............................              415,987               89,619               67,189
   Registration fees ...............................               74,016               34,168                6,438
   Professional fees ...............................              304,295               87,134               59,884
   Other ...........................................              150,347               65,446               69,320
                                                             ------------          -----------          -----------
      Total expenses ...............................            3,800,204            1,317,207              922,948
                                                             ------------          -----------          -----------
   Net investment income ...........................          110,771,378           35,601,544           14,359,822
                                                             ------------          -----------          -----------
NET REALIZED GAIN ON INVESTMENTS ...................                2,711                2,555                   --
                                                             ------------          -----------          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $110,774,089          $35,604,099          $14,359,822
                                                             ============          ===========          ===========

+ Reflects operating history of predecessor mutual fund (see note 5).

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2000

                                                                           PRIME                  U.S.
                                                                       MONEY MARKET            GOVERNMENT            TAX-EXEMPT
                                                                         PORTFOLIO+             PORTFOLIO+            PORTFOLIO+
                                                                      ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................     $   110,771,378       $    35,601,544       $    14,359,822
   Net realized gain on investments .............................               2,711                 2,555                    --
                                                                      ---------------       ---------------       ---------------
   Net increase in net assets resulting
      from operations ...........................................         110,774,089            35,604,099            14,359,822
                                                                      ---------------       ---------------       ---------------
Distributions to shareholders from
   net investment income ........................................        (110,771,378)          (35,601,544)          (14,359,822)
                                                                      ---------------       ---------------       ---------------
Portfolio share transactions (a):
   Proceeds from shares sold ....................................       6,165,763,676         2,845,070,487         1,201,498,856
   Cost of shares issued on reinvestment of
      distributions .............................................           8,292,908               945,362               318,326
   Cost of shares redeemed ......................................      (5,761,215,442)       (2,628,731,119)       (1,170,234,768)
                                                                      ---------------       ---------------       ---------------
Net increase in net assets from Portfolio
   share transactions ...........................................         412,841,142           217,284,730            31,582,414
                                                                      ---------------       ---------------       ---------------
Total increase in net assets ....................................         412,843,853           217,287,285            31,582,414

NET ASSETS:
   Beginning of year ............................................       1,651,174,330           547,833,365           451,509,394
                                                                      ---------------       ---------------       ---------------
   End of year ..................................................     $ 2,064,018,183       $   765,120,650       $   483,091,808
                                                                      ===============       ===============       ===============

                                                                          SHARES                 SHARES                SHARES
                                                                      ---------------       ---------------       ---------------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold ..................................................       6,165,763,676         2,845,070,487         1,201,498,856
   Shares issued on reinvestment
      of distributions ..........................................           8,292,908               945,362               318,326
   Shares redeemed ..............................................      (5,761,215,442)       (2,628,731,119)       (1,170,234,768)
                                                                      ---------------       ---------------       ---------------
   Net increase in shares .......................................         412,841,142           217,284,730            31,582,414
   Shares outstanding-- Beginning of year .......................       1,651,200,553           547,830,760           451,517,737
                                                                      ---------------       ---------------       ---------------
   Shares outstanding-- End of year .............................       2,064,041,695           765,115,490           483,100,151
                                                                      ===============       ===============       ===============

+ Reflects operating history of predecessor mutual fund (see note 5).

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Period  October 1, 1998 through June 30, 1999


                                                                           PRIME                  U.S.
                                                                        MONEY MARKET            GOVERNMENT           TAX-EXEMPT
                                                                         PORTFOLIO+             PORTFOLIO+           PORTFOLIO+
                                                                       ---------------       ---------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................      $    59,725,206       $    22,100,644       $   8,736,428
   Net realized gain on investments .............................                3,764                    96                  --
                                                                       ---------------       ---------------       -------------
   Net increase in net assets resulting
      from operations ...........................................           59,728,970            22,100,740           8,736,428
                                                                       ---------------       ---------------       -------------
Distributions to shareholders from
   net investment income ........................................          (59,725,206)          (22,100,644)         (8,736,428)
                                                                       ---------------       ---------------       -------------
Portfolio share transactions (a):
   Proceeds from shares sold ....................................        2,757,629,501         1,343,764,140         563,511,685
   Cost of shares issued on reinvestment of
      distributions .............................................            5,092,645               328,356             205,820
   Cost of shares redeemed ......................................       (2,814,285,554)       (1,598,412,063)       (504,817,749)
                                                                       ---------------       ---------------       -------------
Net increase (decrease) in net assets from Portfolio
   share transactions ...........................................          (51,563,408)         (254,319,567)         58,899,756
                                                                       ---------------       ---------------       -------------
Total increase (decrease) in net assets .........................          (51,559,644)         (254,319,471)         58,899,756

NET ASSETS:
   Beginning of period ..........................................        1,702,733,974           802,152,836         392,609,638
                                                                       ---------------       ---------------       -------------
   End of period ................................................      $ 1,651,174,330       $   547,833,365       $ 451,509,394
                                                                       ===============       ===============       =============

                                                                            SHARES                SHARES              SHARES
                                                                                             ---------------       -------------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold ..................................................        2,757,629,501         1,343,764,140         563,511,685
   Shares issued on reinvestment
      of distributions ..........................................            5,092,645               328,356             205,820
   Shares redeemed ..............................................       (2,814,285,554)       (1,598,412,063)       (504,817,749)
                                                                       ---------------       ---------------       -------------
   Net increase (decrease) in shares ............................          (51,563,408)         (254,319,567)         58,899,756
   Shares outstanding-- Beginning of period .....................        1,702,763,961           802,150,327         392,617,981
                                                                       ---------------       ---------------       -------------
   Shares outstanding-- End of period ...........................        1,651,200,553           547,830,760         451,517,737
                                                                       ===============       ===============       =============

+ Reflects operating history of predecessor mutual fund (see note 5).

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended September 30, 1998

                                                                           PRIME
                                                                        MONEY MARKET         U.S. GOVERNMENT          TAX-EXEMPT
                                                                         PORTFOLIO+            PORTFOLIO+             PORTFOLIO+
                                                                       ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..........................................    $    70,421,875       $    29,005,713       $    10,319,079
   Net realized gain (loss) on investments ........................             (1,150)                  296                    --
                                                                       ---------------       ---------------       ---------------
   Net increase in net assets resulting
      from operations .............................................         70,420,725            29,006,009            10,319,079
                                                                       ---------------       ---------------       ---------------
Distributions to shareholders from
   net investment income ..........................................        (70,421,875)          (29,005,713)          (10,319,079)
                                                                       ---------------       ---------------       ---------------
Portfolio share transactions (a):
   Proceeds from shares sold ......................................      7,518,930,203         4,463,845,267         1,662,576,975
   Cost of shares issued on reinvestment of distributions .........          6,501,608               526,772               297,532
   Cost of shares redeemed ........................................     (7,013,967,395)       (4,040,694,000)       (1,551,128,833)
                                                                       ---------------       ---------------       ---------------
Net increase in net assets from Portfolio
   share transactions .............................................        511,464,416           423,678,039           111,745,674
                                                                       ---------------       ---------------       ---------------
Total increase in net assets ......................................        511,463,266           423,678,335           111,745,674

NET ASSETS:
   Beginning of year ..............................................      1,191,270,708           378,474,501           280,863,964
                                                                       ---------------       ---------------       ---------------
   End of year ....................................................    $ 1,702,733,974       $   802,152,836       $   392,609,638
                                                                       ===============       ===============       ===============

                                                                           SHARES                 SHARES                SHARES
                                                                       ---------------       ---------------       ---------------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold ....................................................      7,518,930,203         4,463,845,267         1,662,576,975
   Shares issued on reinvestment
      of distributions ............................................          6,501,608               526,772               297,532
   Shares redeemed ................................................     (7,013,967,395)       (4,040,694,000)       (1,551,128,833)
                                                                       ---------------       ---------------       ---------------
   Net increase in shares .........................................        511,464,416           423,678,039           111,745,674
   Shares outstanding-- Beginning of year .........................      1,191,299,545           378,472,288           280,872,307
                                                                       ---------------       ---------------       ---------------
   Shares outstanding-- End of year ...............................      1,702,763,961           802,150,327           392,617,981
                                                                       ===============       ===============       ===============

+ Reflects operating history of predecessor mutual fund (see note 5).

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.


                                      FOR THE       FOR THE PERIOD
                                    FISCAL YEAR     OCTOBER 1, 1998                      FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
PRIME MONEY MARKET PORTFOLIO --        ENDED            THROUGH           --------------------------------------------------------
   INVESTOR SHARES               JUNE 30, 2000 1+    JUNE 30, 1999+         1998+             1997+          1996+         1995+
                                 ----------------    --------------       ----------       ----------      --------       --------
NET ASSET VALUE --
   BEGINNING OF PERIOD ......            $1.00              $1.00              $1.00            $1.00         $1.00          $1.00
                                    ----------         ----------         ----------       ----------      --------       --------
INVESTMENT OPERATIONS:
   Net investment income ....             0.05               0.04               0.05             0.05          0.05           0.05
                                    ----------         ----------         ----------       ----------      --------       --------
DISTRIBUTIONS:
   From net investment
      income ................            (0.05)             (0.04)             (0.05)           (0.05)        (0.05)         (0.05)
                                    ----------         ----------         ----------       ----------      --------       --------
NET ASSET VALUE --
   END OF PERIOD ............            $1.00              $1.00              $1.00            $1.00         $1.00          $1.00
                                    ==========         ==========         ==========       ==========      ========       ========
TOTAL RETURN ................            5.45%              3.51%**            5.26%            5.17%         5.17%          5.50%

RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA:
   Expenses .................            0.50%              0.52%*             0.53%            0.54%         0.53%          0.54%
   Net investment income ....            5.35%              4.61%*             5.13%            5.06%         5.03%          5.37%
Net assets at end of period
   (000 omitted) ............       $2,064,018         $1,651,174         $1,702,734       $1,191,271      $980,856       $751,125

* Annualized.
**Not annualized.
1 Effective  November  1, 1999,  the expense and net  investment  income  ratios include expenses allocated from the WT Investment Trust I - Prime Money Market Series.
+ Effective  November 1, 1999, the Rodney Square Money Market Portfolio ("Rodney
  Square Portfolio") was merged into the Wilmington Prime Money Market Portfolio. The financial highlights for the periods prior to November 1, 1999
  reflect  the  performance   history  of  the  Rodney  Square  Portfolio.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                       FOR THE       FOR THE PERIOD
                                  FISCAL YEAR     OCTOBER 1, 1998                    FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
U.S. GOVERNMENT PORTFOLIO --          ENDED           THROUGH           -----------------------------------------------------------
   INVESTOR SHARES              JUNE 30, 2000 1+   JUNE 30, 1999+         1998+            1997+            1996+            1995+
                                ----------------   --------------       --------         --------         --------         --------
NET ASSET VALUE --
   BEGINNING OF PERIOD ......          $1.00            $1.00              $1.00            $1.00            $1.00            $1.00
                                    --------         --------           --------         --------         --------         --------
INVESTMENT OPERATIONS:
   Net investment income ....           0.05             0.03               0.05             0.05             0.05             0.05
                                    --------         --------           --------         --------         --------         --------
DISTRIBUTIONS:
   From net investment
      income ................          (0.05)           (0.03)             (0.05)           (0.05)           (0.05)           (0.05)
                                    --------         --------           --------         --------         --------         --------
NET ASSET VALUE --
   END OF PERIOD ............          $1.00            $1.00              $1.00            $1.00            $1.00            $1.00
                                    ========         ========           ========         ========         ========         ========
TOTAL RETURN ................          5.25%            3.42%**            5.19%            5.07%            5.08%            5.37%

RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA:
   Expenses .................          0.54%            0.54%*             0.54%            0.55%            0.55%            0.55%
   Net investment income ....          5.17%            4.51%*             5.06%            4.96%            4.97%            5.25%
Net assets at end of period
   (000 omitted) ............       $765,121         $547,833           $802,153         $378,475         $341,426         $306,096


* Annualized.
**Not annualized.
1 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - U.S. Government Series.
+ Effective  November  1, 1999,  the Rodney  Square  U.S.  Government  Portfolio
  ("Rodney Square Portfolio") was merged into the Wilmington U.S. Government Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                   FOR THE       FOR THE PERIOD
                                 FISCAL YEAR     OCTOBER 1, 1998                 FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
TAX-EXEMPT PORTFOLIO --              ENDED           THROUGH           -----------------------------------------------------------
   INVESTOR SHARES             JUNE 30, 2000 1+  JUNE 30, 1999+          1998+            1997+            1996+           1995+
                                   --------         --------           --------         --------         --------         --------
NET ASSET VALUE --
   BEGINNING OF PERIOD ......         $1.00            $1.00              $1.00            $1.00            $1.00            $1.00
                                   --------         --------           --------         --------         --------         --------
INVESTMENT OPERATIONS:
   Net investment income ....          0.03             0.02               0.03             0.03             0.03             0.03
                                   --------         --------           --------         --------         --------         --------
DISTRIBUTIONS:
   From net investment
      income ................         (0.03)           (0.02)             (0.03)           (0.03)           (0.03)           (0.03)
                                   --------         --------           --------         --------         --------         --------
NET ASSET VALUE --
   END OF PERIOD ............         $1.00            $1.00              $1.00            $1.00            $1.00            $1.00
                                   ========         ========           ========         ========         ========         ========
TOTAL RETURN ................          3.23%            1.96%**            3.11%            3.09%            3.11%            3.36%

RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA:
   Expenses .................          0.55%            0.55%*             0.55%            0.57%            0.56%            0.54%
   Net investment income ....          3.21%            2.58%*             3.05%            3.05%            3.08%            3.29%
Net assets at end of period
   (000 omitted) ............      $483,092         $451,509           $392,610         $280,864         $237,185         $318,213

* Annualized.
**Not annualized.
1 Effective  November  1, 1999,  the expense and net  investment  income  ratios include expenses allocated from the WT Investment Trust I -Tax-Exempt Series. + Effective November 1, 1999, the Rodney Square Tax-Exempt Fund ("Rodney Square
  Portfolio") was merged into the Wilmington Tax-Exempt Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (each a "Portfolio" and collectively the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund are contained in separate reports to their shareholders.

   The Portfolios currently offer two classes of shares: Investor Shares and Institutional Shares. As of June 30, 2000, the Institutional Shares have not commenced operations.


   Unlike other investment companies which directly acquire and manage their own portfolio of securities, effective November 1, 1999, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in the corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.


   Information presented for periods prior to November 1, 1999 reflects the operating results of predecessor mutual funds (see Note 5).


2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Portfolios:

   VALUATION OF INVESTMENT IN SERIES. Valuation of each Portfolio's investment in the Series is based on the underlying securities held by the Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.


   FEDERAL  INCOME  TAXES.  Each  Portfolio is treated as a separate  entity for
   Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 2000, Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio and Wilmington Tax-Exempt Portfolio had a net tax basis capital loss carryforward available to offset future net capital gains of approximately $34,000, $3,000 and $2,000, respectively, which will expire as follows:
                                       11

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
                                                CAPITAL LOSS      EXPIRATION
                                                CARRYFORWARD         DATE
                                                -----------------------------
   Wilmington Prime Money Market Portfolio        $18,000         06/30/2002
   Wilmington Prime Money Market Portfolio         15,000         06/30/2005
   Wilmington Prime Money Market Portfolio          1,000         06/30/2006
   Wilmington U.S. Government Portfolio             3,000         06/30/2004
   Wilmington Tax-Exempt Portfolio                  2,000         06/30/2002


   INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Distributions to shareholders of the Portfolios are declared daily from net investment income and paid to shareholders monthly. For the Tax-Exempt Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.


   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT SECURITIES TRANSACTIONS. During the period November 1, 1999 through June 30, 2000, contributions to and withdrawals from the Series were as follows:

                             Prime             U.S.
                          Money Market       Government           Tax-Exempt
                         --------------    --------------      --------------
   Contributions         $6,683,470,901    $2,623,009,710      $1,176,749,051
   Withdrawals            4,689,547,093     1,879,900,223         702,620,782

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Rodney Square Management Corporation ("RSMC"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements. Prior to November 1, 1999, RSMC served as investment adviser to the Rodney Square Funds (see Note 5) under substantially similar terms.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolios.

5. FUND MERGER. Effective November 1, 1999, the Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (the "Wilmington Portfolios") acquired all of the assets and assumed all of the liabilities of the Rodney Square Money Market Portfolio, Rodney Square U.S. Government Portfolio, and Rodney Square Tax-Exempt Fund (the "Rodney Square Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Rodney Square Funds received shares of the respective Wilmington Portfolios equal to the number and aggregate net asset value of their shares in the Rodney Square Funds.

   The Reorganizations were treated as non-taxable events and accordingly the Wilmington Portfolios' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Rodney Square Funds as of November 1, 1999, were as follows:


                                                                                           NET UNREALIZED
                                                                                            APPRECIATION
                                                                      NET ASSETS           (DEPRECIATION)
                                                                    ---------------       ----------------
                 Rodney Square Money Market Portfolio                $1,771,567,668             $  --
                 Rodney Square U.S. Government Portfolio                609,384,967                --
                 Rodney Square Tax-Exempt Fund                          429,291,044                --

   The Rodney Square Funds' investment objectives, policies and limitations were identical to those of the respective Wilmington Portfolios, which had no operations prior to November 1, 1999. For financial reporting purposes the Rodney Square Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Wilmington Portfolios.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of WT Mutual Fund (Prime Money Market, U.S. Government and Tax-Exempt Portfolios) (the "Portfolios'") as of June 30, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2000, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                        [GRAPHICS OMITTED]
                                        Ernst & Young

Philadelphia, Pennsylvania
August 4, 2000

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS
-------------------------------------------
    TAX INFORMATION  (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to Section 852 of the Internal  Revenue Code of 1986,  as amended,  the
Wilmington   Tax-Exempt   Portfolio   designates  dividends  in  the  amount  of
$14,359,822 as tax-exempt dividends.

In January, 2001 shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in calendar year 2000, including any distributions paid between June 30, 2000 and December 31, 2000.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    ANNUAL REPORT / JUNE 30, 2000
--------------------------------------------------------------------------------

     (The following pages should be read in conjunction with the Portfolios' Financial Statements.)

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                MOODY'S/S&P      PRINCIPAL           VALUE
                                                                  RATING1          AMOUNT           (NOTE 2)
                                                                -----------     ------------     -------------
CERTIFICATES OF DEPOSIT -- 32.5%
   FOREIGN BANKS, FOREIGN CENTERS -- 6.0%
     Bayerische Landesbank Girozentrale, 6.14%, 07/18/00 ..      P-1, A-1+       $50,000,000    $   50,000,229
     Commerzbank, 6.17%, 07/18/00 .........................      P-1, A-1+        50,000,000        50,000,687
     Credit Agricole Indosuez, 7.30%, 05/03/01 ............      P-1, A-1+        25,000,000        25,000,000
                                                                                                --------------
                                                                                                   125,000,916
                                                                                                --------------
   FOREIGN BANKS, U.S. BRANCHES -- 25.1%
     Bank of Nova Scotia, 6.65%, 02/01/01 .................      P-1, A-1+        25,000,000        24,993,011
     Barclay's Bank, PLC, 5.90%, 10/02/00 .................      P-1, A-1+       100,000,000        99,721,013
     Bayerische Landesbank Girozentrale, 5.82%, 08/03/00 ..      P-1, A-1+        20,000,000        19,999,221
     Canadian Imperial Bank of Commerce, 6.31%, 07/25/00 ..      P-1, A-1+        70,000,000        70,000,000
     Canadian Imperial Bank of Commerce, 6.73%, 09/12/00 ..      P-1, A-1+        30,000,000        30,000,000
     Commerzbank, 6.76%, 08/24/00 .........................      P-1, A-1+        50,000,000        50,004,800
     Landesbank Hessen-Thuringen, 6.94%, 05/02/01 .........      P-1, A-1+        46,000,000        45,998,180
     Rabobank Nederland, 6.54%, 02/01/01 ..................      P-1, A-1+        30,000,000        29,993,282
     Royal Bank of Canada, 6.98%, 05/02/01 ................      P-1, A-1+        25,000,000        24,998,022
     Societe Generale, 6.12%, 07/06/00 ....................      P-1, A-1+        24,000,000        24,000,048
     UBS AG, 6.24%, 12/06/00 ..............................      P-1, A-1+        20,400,000        20,394,951
     Westdeutsche Landesbank Girozentrale, 6.34%, 07/28/00       P-1, A-1+        50,000,000        50,000,000
     Westdeutsche Landesbank Girozentrale, 6.81%, 09/01/00       P-1, A-1+        30,000,000        30,000,254
                                                                                                --------------
                                                                                                   520,102,782
                                                                                                --------------
   U.S. BANKS, U.S. BRANCHES -- 1.4%
     Regions Bank, 6.35%, 07/26/00 ........................      P-1, A-1         30,000,000        30,000,000
                                                                                                --------------
         TOTAL CERTIFICATES OF DEPOSIT
            (Cost $675,103,698) ...........................                                        675,103,698
                                                                                                --------------

COMMERCIAL PAPER -- 51.2%
   AUTOMOBILES -- 2.4%
     DaimlerChrysler North America, 6.56%, 08/10/00 .......      P-1, A-1         50,000,000        49,635,556
                                                                                                --------------
   BANKS -- 6.7%
     Abbey National North America, 6.13%, 07/05/00 ........      P-1, A-1+        90,000,000        89,938,750
     Bayerische Hypotheken-Und Vereinsbank, 6.63%, 08/21/00      P-1, A-1         50,000,000        49,530,375
                                                                                                --------------
                                                                                                   139,469,125
                                                                                                --------------
   CHEMICALS -- 3.6%
     Akzo Nobel, Inc., 6.25%, 07/24/00 ....................      P-1, A-2         20,000,000        19,920,139
     Akzo Nobel, Inc., 6.60%, 08/09/00 ....................      P-1, A-2         20,000,000        19,857,000
     Akzo Nobel, Inc., 6.60%, 09/07/00 ....................      P-1, A-2         10,000,000         9,875,333
     Akzo Nobel, Inc., 6.61%, 09/25/00 ....................      P-1, A-2         25,000,000        24,605,236
                                                                                                --------------
                                                                                                    74,257,708
                                                                                                --------------
   COMMUNICATION & BROADCASTING -- 2.7%
     E. W. Scripps Co., 6.6%, 09/06/00 ....................      P-1, A-1         20,000,000        19,754,333
     E. W. Scripps Co., 6.6%, 09/13/00 ....................      P-1, A-1         38,000,000        37,484,467
                                                                                                --------------
                                                                                                    57,238,800
                                                                                                --------------

    The accompanying notes are an integral part of the financial statements.

                                       17


WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------
                                                                MOODY'S/S&P      PRINCIPAL           VALUE
                                                                  RATING1          AMOUNT           (NOTE 2)
                                                                -----------     ------------    --------------
FINANCIAL SERVICES -- 20.1%
     Deutsche Bank Financial, Inc., 6.58%, 09/18/00 .......      P-1, A-1+      $ 25,000,000    $   24,639,014
     General Electric Capital Corp., 6.65%, 08/23/00 ......      P-1, A-1+        90,000,000        89,118,875
     Marsh USA, Inc., 6.54%, 08/11/00 .....................      P-1, A-1+        41,000,000        40,694,618
     Metlife Funding, Inc., 6.12%, 07/05/00 ...............      P-1, A-1+        24,232,000        24,215,522
     Morgan Stanley Dean Witter & Co., 6.57%, 08/10/00 ....      P-1, A-1         90,000,000        89,343,000
     National Rural Utilities Corp., 6.62%, 08/15/00 ......      P-1, A-1+        25,810,000        25,596,422
     Park Avenue Receivables Corp., 6.85%, 07/06/00 .......      P-1, A-1         44,000,000        43,958,139
     UBS Finance (DE) Inc. , 6.60%, 09/05/00 ..............      P-1, A-1+        80,000,000        79,032,000
                                                                                                --------------
                                                                                                   416,597,590
                                                                                                --------------
   INSURANCE -- 2.3%
     Allianz of America Finance, 6.63%, 09/11/00 ..........      P-1, A-1+        32,000,000        31,575,680
     Allianz of America Finance, 6.59%, 09/14/00 ..........      P-1, A-1+        17,000,000        16,766,604
                                                                                                --------------
                                                                                                    48,342,284
                                                                                                --------------
   LEASING -- 4.8%
     Vehicle Services Corporation of America, 6.62%, 08/15/00    P-1, A-1+       100,000,000        99,172,499
                                                                                                --------------
   MEDICAL SERVICES -- 0.3%
     Medical Building VII, 6.97%, 09/21/00 ................       NR, A-1          6,900,000         6,790,533
                                                                                                --------------
   SECURITIES DEALERS -- 8.3%
     C. S. First Boston International, Inc., 6.60%, 09/13/00     P-1, A-1+        53,750,000        53,020,792
     Goldman Sachs Group LP, 6.66%, 08/21/00 ..............      P-1, A-1+        50,000,000        49,528,250
     Merrill Lynch & Co., Inc., 6.55%, 08/11/00 ...........      P-1, A-1+        70,000,000        69,477,819
                                                                                                --------------
                                                                                                   172,026,861
                                                                                                --------------
         TOTAL COMMERCIAL PAPER
            (Cost $1,063,530,956) .........................                                       1,063,530,956
                                                                                                  ------------

BANK NOTES -- 6.3%
     Banc One, 6.13%, 07/17/00 ............................      P-1, A-1+        30,000,000        30,000,129
     Banc One, 6.70%, 09/22/00 ............................      P-1, A-1         50,000,000        50,000,000
     First Union National Bank, 7.16%, 07/03/00* ..........       Aa3, A+         50,000,000        50,000,000
                                                                                                --------------
         TOTAL BANK NOTES
            (Cost $130,000,129) ............................................................       130,000,129
                                                                                                --------------

CORPORATE NOTES -- 2.4%
     Goldman Sachs Group LP, 6.51%, 12/22/00 ..............      P-1, A-1+        50,000,000        50,002,267
                                                                                                --------------

    The accompanying notes are an integral part of the financial statements.

                                       18


WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                MOODY'S/S&P      PRINCIPAL           VALUE
                                                                  RATING1          AMOUNT           (NOTE 2)
                                                                -----------     ------------     -------------
TAXABLE MUNICIPAL SECURITIES -- 1.7%
     Inland Empire Solid Waste Fin. Auth. Rev. Bonds
         (Landfill Imp. Ref. Proj.), LOC Bayerische Vereinsbank,
         Ser. 1999-A 6.68%, 07/05/00* .........................    VMIG-1, A-1    $ 30,120,000    $   30,120,000
     Waukesha Wisconsin Health Systems LOC Banc of America
         Securities, LLC, 6.7%, 07/06/00* .....................    VMIG-1, A-1+      4,300,000         4,300,000
                                                                                                  --------------
         TOTAL TAXABLE MUNICIPAL SECURITIES
           (Cost $34,420,000) ................................................................        34,420,000
                                                                                                  --------------

REPURCHASE AGREEMENTS -- 2.7%
     With Banc of America Securities, LLC: at 6.86%, dated 06/30/00, to be repurchased at $55,031,442 on 07/03/00, collateralized by
        $56,650,000 of Federal National Mortgage Association
        Securities with various coupons and maturities to 06/01/30
        (Cost $55,000,000)                                                        55,000,000          55,000,000
                                                                                                  --------------

TIME DEPOSITS -- 2.4%
     SunTrust Bank, 7.06%, 07/03/00 (Cost $50,195,000)                            50,195,000          50,195,000
                                                                                                  --------------
TOTAL INVESTMENTS (Cost $2,058,252,050)+-- 99.2% ...........................................       2,058,252,050
                                                                                                  --------------
OTHER ASSETS AND LIABILITIES, NET-- 0.8% ...................................................          17,482,570
                                                                                                  --------------
NET ASSETS-- 100.0% ........................................................................      $2,075,734,620
                                                                                                  ==============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2000. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+ Cost for federal income tax purposes.
1 Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES
---------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                         PRINCIPAL          VALUE
                                                                           AMOUNT          (NOTE 2)
                                                                        ------------     ------------
U.S. AGENCY OBLIGATIONS -- 53.7%
  FEDERAL FARM CREDIT BANKS DISCOUNT NOTES -- 3.5%
     Federal Farm Credit Banks Discount Notes, 6.57%, 07/03/00 .....    $ 15,000,000     $ 14,994,525
     Federal Farm Credit Banks Discount Notes, 6.47%, 10/16/00 .....      11,774,000       11,547,583
                                                                                         ------------
                                                                                           26,542,108
                                                                                         ------------
  FEDERAL FARM CREDIT BANKS NOTES -- 6.9%
     Federal Farm Credit Banks Notes, 6.47%, 07/17/00* .............      40,000,000       39,997,432
     Federal Farm Credit Banks Notes, 5.55%, 08/28/00 ..............       3,000,000        2,997,258
     Federal Farm Credit Banks Notes, 5.85%, 12/01/00 ..............       5,000,000        4,995,005
     Federal Farm Credit Banks Notes, 5.65%, 12/29/00 ..............       5,000,000        4,982,126
                                                                                         ------------
                                                                                           52,971,821
                                                                                         ------------
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 8.5%
     Federal Home Loan Banks Discount Notes, 5.90%, 08/11/00 .......      10,000,000        9,932,806
     Federal Home Loan Banks Discount Notes, 5.94%, 08/16/00 .......       6,000,000        5,954,460
     Federal Home Loan Banks Discount Notes, 6.46%, 09/06/00 .......      10,000,000        9,879,772
     Federal Home Loan Banks Discount Notes, 6.15%, 09/20/00 .......       5,000,000        4,930,812
     Federal Home Loan Banks Discount Notes, 6.48%, 09/20/00 .......      10,000,000        9,854,200
     Federal Home Loan Banks Discount Notes, 6.48%, 09/22/00 .......       8,034,000        7,913,972
     Federal Home Loan Banks Discount Notes, 6.48%, 09/27/00 .......       7,313,000        7,197,162
     Federal Home Loan Banks Discount Notes, 6.64%, 11/24/00 .......       5,000,000        4,865,356
     Federal Home Loan Banks Discount Notes, 6.34%, 04/27/01 .......       5,000,000        4,957,972
                                                                                         ------------
                                                                                           65,486,512
                                                                                         ------------
  FEDERAL HOME LOAN BANKS NOTES -- 17.3%
     Federal Home Loan Banks Notes, 6.30%, 07/05/00* ...............      20,000,000       20,000,000
     Federal Home Loan Banks Notes, 6.23%, 07/07/00 ................       2,310,000        2,310,249
     Federal Home Loan Banks Notes, 5.00%, 08/14/00 ................       5,000,000        4,991,531
     Federal Home Loan Banks Notes, 5.57%, 08/17/00 ................       7,500,000        7,487,555
     Federal Home Loan Banks Notes, 5.91%, 08/23/00 ................       5,000,000        4,998,731
     Federal Home Loan Banks Notes, 5.20%, 09/08/00 ................       8,500,000        8,488,644
     Federal Home Loan Banks Notes, 6.12%, 09/08/00 ................       5,000,000        4,941,350
     Federal Home Loan Banks Notes, 5.27%, 09/15/00 ................       5,400,000        5,393,817
     Federal Home Loan Banks Notes, 5.92%, 10/13/00 ................       6,000,000        5,998,245
     Federal Home Loan Banks Notes, 6.05%, 10/25/00 ................       5,770,000        5,763,692
     Federal Home Loan Banks Notes, 6.13%, 10/27/00 ................      11,000,000       10,982,892
     Federal Home Loan Banks Notes, 6.09%, 11/03/00 ................      10,000,000        9,992,540
     Federal Home Loan Banks Notes, 5.07%, 11/06/00 ................      10,880,000       10,836,098
     Federal Home Loan Banks Notes, 6.36%, 01/18/01 ................       4,000,000        3,998,730
     Federal Home Loan Banks Notes, 6.58%, 02/09/01 ................       6,000,000        6,000,331
     Federal Home Loan Banks Notes, 5.58%, 02/23/01 ................       5,000,000        4,951,972
     Federal Home Loan Banks Notes, 5.50%, 03/02/01 ................       5,395,000        5,340,447
     Federal Home Loan Banks Notes, 6.75%, 03/15/01 ................       6,000,000        5,986,926
     Federal Home Loan Banks Notes, 5.14%, 05/02/01 ................       5,000,000        4,937,966
                                                                                         ------------
                                                                                          133,401,716
                                                                                         ------------
    The accompanying notes are an integral part of the financial statements.

                                       20
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--------------------------------------------------------------------------------
                                                                         PRINCIPAL          VALUE
                                                                           AMOUNT          (NOTE 2)
                                                                        ------------     ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 4.1%
     Federal Home Loan Mortgage Corporation Discount Notes,
        6.53%, 08/17/00 ............................................      $6,850,000       $6,791,602
     Federal Home Loan Mortgage Corporation Discount Notes,
        6.53%, 08/24/00 ............................................       7,000,000        6,931,435
     Federal Home Loan Mortgage Corporation Discount Notes,
        6.50%, 09/14/00 ............................................      12,000,000       11,837,500
     Federal Home Loan Mortgage Corporation Discount Notes,
        6.51%, 09/14/00 ............................................       6,100,000        6,017,269
                                                                                         ------------
                                                                                           31,577,806
                                                                                         ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.3%
     Federal Home Loan Mortgage Corporation Notes,
       5.35%, 01/26/01 .............................................      10,000,000        9,890,231
                                                                                         ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 10.0%
     Federal National Mortgage Association Discount Notes,
       5.83%, 07/06/0 ..............................................       5,000,000        4,995,951
     Federal National Mortgage Association Discount Notes,
       5.86%, 07/06/0 ..............................................       3,500,000        3,497,151
     Federal National Mortgage Association Discount Notes,
       6.53%, 08/17/0 ..............................................       7,255,000        7,193,196
     Federal National Mortgage Association Discount Notes,
       5.95%, 08/24/0 ..............................................       5,000,000        4,955,413
     Federal National Mortgage Association Discount Notes,
       6.52%, 08/24/0 ..............................................      15,000,000       14,853,300
     Federal National Mortgage Association Discount Notes,
       6.53%, 08/24/0 ..............................................      15,000,000       14,853,075
     Federal National Mortgage Association Discount Notes,
       6.49%, 09/21/0 ..............................................       9,009,000        8,875,822
     Federal National Mortgage Association Discount Notes,
       6.14%, 09/28/0 ..............................................       5,000,000        4,924,103
     Federal National Mortgage Association Discount Notes,
       6.55%, 11/22/0 ..............................................       7,500,000        7,303,500
     Federal National Mortgage Association Discount Notes,
       6.65%, 11/22/0 ..............................................       6,000,000        5,840,400
                                                                                         ------------
                                                                                           77,291,911
                                                                                         ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 1.1%
     Federal National Mortgage Association Notes, 8.25%, 12/18/00 ..       5,000,000        5,030,145
     Federal National Mortgage Association Notes, 5.31%, 04/24/01 ..       3,500,000        3,456,005
                                                                                         ------------
                                                                                            8,486,150
                                                                                         ------------
  TENNESSEE VALLEY AUTHORITY NOTES -- 1.0%
     Tennessee Valley Authority Notes, 5.00%, 01/19/01 .............       7,835,000        7,759,957
                                                                                         ------------
TOTAL U.S. AGENCY OBLIGATIONS
  (Cost $413,408,212) ..............................................................      413,408,212
                                                                                         ------------

    The accompanying notes are an integral part of the financial statements.


                                       21
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--------------------------------------------------------------------------------

                                                                         PRINCIPAL          VALUE
                                                                           AMOUNT          (NOTE 2)
                                                                        ------------     ------------
REPURCHASE AGREEMENTS -- 46.3%
     With Banc of America Securities, LLC: at 6.86%,
        dated 06/30/00, to be repurchased  at $165,094,325
        on 07/03/00, collateralized by $169,950,000 of
        Federal National Mortgage Association Securities
        with various coupons and maturities to 06/01/30 ............     $165,000,000    $165,000,000
     With CS First Boston, Inc.: at 6.90%, dated 06/30/00, to be repurchased at $191,087,012 on 07/03/00, collateralized by
        $193,103,379 of Federal National Mortgage Association
        Securities with various coupons and maturities to 12/28/00 .     190,977,200      190,977,200
                                                                                         ------------
         TOTAL REPURCHASE AGREEMENTS
            (Cost $355,977,200) ....................................................      355,977,200
                                                                                         ------------
TOTAL INVESTMENTS (Cost $769,385,412)+-- 100.0% ....................................      769,385,412
                                                                                         ------------
OTHER ASSETSANDLIABILITIES, NET-- (0.0%) ...........................................         (241,553)
                                                                                         ------------
NET ASSETS-- 100.0% ................................................................     $769,143,859
                                                                                         ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2000. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+ Cost for federal income tax purposes.


    The accompanying notes are an integral part of the financial statements.

                                       22

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    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                             MOODY'S/S&P          PRINCIPAL           VALUE
                                                                                RATING1             AMOUNT           (NOTE 2)
                                                                             ------------        -----------       ------------
MUNICIPAL BONDS -- 99.6%
ALABAMA -- 3.5%
  Alabama Housing Fin. Auth. Multi Family Housing (Rime Village
     Hoover Proj.), FNMA Gtd., Ser. 1996-A, 4.75%, 07/05/00* .........         N/R, A-1+        $  4,200,000       $  4,200,000
  Montgomery, City of Ind. Dev. Brd Poll. Cntrl. & Solid Waste
     Disposal Rev. Ref. Bonds (General Electric Co. Proj.),
     Ser. 1990, 4.45%, 07/12/00 ......................................         P-1, A-1+          12,700,000         12,700,000
                                                                                                                   ------------
                                                                                                                     16,900,000
                                                                                                                   ------------
COLORADO -- 2.0%
  Colorado Health Fac. Auth. Rev. Bonds (Psl Health Sys. Proj.),
     Ser. A, Prerefunded @ 102, 7.25%, 02/15/01 ......................         Aaa, AAA            2,100,000          2,173,386
  Pitkin County, CO Ind. Dev. Rev. Bonds (Aspen Skiing Co. Proj.),
     LOC Bank One, NA, 4.60%, 07/03/00* ..............................         N/R, A-1            7,350,000          7,350,000
                                                                                                                   ------------
                                                                                                                      9,523,386
                                                                                                                   ------------
DISTRICT OF COLUMBIA -- 3.6%
  Dist. of Columbia (American Univ. Proj.), AMBAC Insured/SBPA
     Chase Manhattan Bank, Ser. 1986-A, 4.80%, 07/05/00* .............        VMIG-1, N/R          2,440,000          2,440,000
  Dist. of Columbia (American Univ. Proj.), AMBAC Insured/SBPA
     Chase Manhattan Bank, Ser. 1985-A, 4.80%, 07/07/00 ..............        VMIG-1, N/R         10,000,000         10,000,000
  Dist. of Columbia Multi-Modal Rev. Bonds (American National Red
     Cross Issue Proj.) LOC Bank One, NA, Ser. 2000,
     4.15%, 07/21/00 .................................................        VMIG-1, A-1          5,000,000          5,000,000
                                                                                                                   ------------
                                                                                                                     17,440,000
                                                                                                                   ------------
FLORIDA -- 3.6%
  City of Jacksonville, FL Poll. Cntrl. Rev. Ref. Bonds (Florida Power
     & Light Co. Proj.), Ser. 1992, 4.35%, 10/13/00 ..................         P-1, A-1+           1,500,000          1,500,000
  City of Jacksonville, FL Poll. Cntrl. Rev. Ref. Bonds (Florida Power
     & Light Co. Proj.), Ser. 1994, 4.35%, 10/13/00 ..................         P-1, A-1+           3,900,000          3,900,000
  Jacksonville, FL Electric Auth. Electric Sys. TECP, Ser. A,
     4.30%, 08/15/00 .................................................         P-1, A-1+          10,000,000         10,000,000
  Orange County, FL Housing Fin. Auth. Rev. Bonds (Post Fountains
     at Lee Vista Proj.), FNMA Gtd., 4.75%, 07/05/00* ................         N/R, A-1+           1,900,000          1,900,000
                                                                                                                   ------------
                                                                                                                     17,300,000
                                                                                                                   ------------
GEORGIA -- 10.8%
  Atlanta, GA Downtown Dev. Auth. Rev. Bonds (CARE Proj.), LOC
     SunTrust Bank, Ser. 1993, 4.80%, 07/05/00* ......................        VMIG-1, N/R          2,065,000          2,065,000
  Clayton County, GA Hosp. Auth. Rev. Bonds (Southern Regional
     Medical Center Proj.), LOC SunTrust Bank, Ser. 1995,
     4.80%, 07/05/00* ................................................         Aa1, N/R            3,875,000          3,875,000
  Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hospital, Inc. ....
     Proj.), LOC SunTrust Bank, Ser. 1997, 4.80%, 07/05/00* ..........         Aa3, N/R            1,700,000          1,700,000
  Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hospital, Inc. ....
     Proj.), LOC SunTrust Bank, Ser. 2000, 4.80%, 07/05/00* ..........        VMIG-1, N/R          5,000,000          5,000,000

    The accompanying notes are an integral part of the financial statements.

                                       23

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    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                             MOODY'S/S&P          PRINCIPAL           VALUE
                                                                                RATING1             AMOUNT           (NOTE 2)
                                                                             ------------        -----------       ------------
  Columbus, GA Hosp. Auth. Rev. Bonds (Columbus State Univ ...........
     Foundation Inc. Proj.), LOC SunTrust Bank, Ser. 1997,
     4.80%, 07/05/00* ................................................         Aa3, N/R         $  1,300,000         $1,300,000
  Dekalb County, GA Hosp. Auth. Rev. Ant. Cert. (Dekalb Medical
     Center Proj.), LOC SunTrust Bank, Ser. 1993-B,
     4.80%, 07/05/00* ................................................        VMIG-1, N/R          3,400,000          3,400,000
  Dekalb County, GA Tax Ant. Notes, 4.50%, 12/29/00 ..................        VMIG-1, A-1+         5,000,000          5,004,600
  Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds (Georgia
     Kraft Co. Proj.), LOC Banque Nationale de Paris,
     4.70%, 07/03/00* ................................................         P-1, N/R            4,775,000          4,775,000
  Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc. ........
     Proj.), LOC SunTrust Bank, Ser. 1999, 4.80%, 07/05/00* ..........         Aa3, N/R            3,500,000          3,500,000
  Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation,
     Inc. Proj.), LOC SunTrust Bank, Ser. 1996, 4.80%, 07/05/00* .....         Aa3, N/R            1,000,000          1,000,000
  Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan School,
     Inc. Proj.), LOC SunTrust Bank, Ser. 1999, 4.80%, 07/05/00* .....         Aa3, N/R            5,000,000          5,000,000
  Gwinnett County, GA Housing Auth. Multi-family Housing (Post
     Corners Proj.), FNMA Gtd., Ser. 1996, 4.75%, 07/05/00* ..........         N/R, A-1+           5,560,000          5,560,000
  Rockdale County, GA Health Fac. Auth. Rev. Bonds (Georgia Hosp .....
     Proj.), LOC SunTrust Bank, Ser. 1994, 4.80%, 07/05/00* ..........        VMIG-1, N/R          5,765,000          5,765,000
  Smyrna, GA Housing Auth. Multi-Family Housing (F and M
      Villages Proj.), FNMA Gtd., Ser. 1997, 4.75%, 07/05/00* ........         N/R, A-1+           4,300,000          4,300,000
                                                                                                                   ------------
                                                                                                                     52,244,600
                                                                                                                   ------------
IDAHO -- 1.1%
  Idaho Health Fac. Auth. Rev. Bonds (St. Luke's Regional Medical
     Center Proj.), LOC Bayerische Landesbank, Ser. 1995, 4.60%,
     07/03/00* .......................................................        VMIG-1, N/R          5,100,000          5,100,000
                                                                                                                   ------------
ILLINOIS -- 19.2%
  Cook County, IL Gen. Oblig. Ser. 1993B, MBIA Insured,
     4.60%, 11/15/00 .................................................         Aaa, AAA            5,360,000          5,362,891
  Illinois Dev. Fin. Auth. Poll. Cntrl. Rev. Bonds (Illinois Power Co.
     Proj.), LOC Canadian Imperial Bank of Commerce,
     4.05%, 08/17/00 .................................................        VMIG-1, A-1+        10,000,000         10,000,000
  Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.),
        Ser. 1999, 4.75%, 07/05/00* ..................................         N/R, A-1+          12,500,000         12,500,000
  Illinois Educ. Fac. Auth. (Field Museum of Natural History Proj.),
     LOC Northern Trust Co., 4.65%, 09/07/00 .........................          VMIG-1             5,000,000          5,000,000
  Illinois Educ. Fac. Auth. Rev. Bonds (ACI Cultural Pooled Financing
     Proj.), LOC American NB & T, Ser. 1998, 4.75%, 07/05/00* ........         N/R, A-1+           8,200,000          8,200,000
  Illinois Educ. Fac. Auth. Rev. Bonds (Depaul Univ. Proj.), LOC
     Northern Trust Co., Ser. 1992, 4.70%, 07/05/00* .................        VMIG-1, A-1+        10,000,000         10,000,000
  Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern University
     Proj.), Ser. 1988, 4.75%, 07/05/00* .............................        VMIG-1, A-1+         1,800,000          1,800,000
  Illinois Health Fac. Auth. Rev. Bonds (Northwestern Memorial
     Hospital Proj.) Ser. 1995, 4.60%, 07/03/00* .....................        VMIG-1, A-1+         3,500,000          3,500,000
  Illinois Health Fac. Auth. Rev. Bonds (The Univ. of Chicago Proj.),
     4.15%, 09/26/00 .................................................        VMIG-1, A-1+        12,000,000         12,000,000

    The accompanying notes are an integral part of the financial statements.

                                       24

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--------------------------------------------------------------------------------

                                                                             MOODY'S/S&P          PRINCIPAL           VALUE
                                                                                RATING1             AMOUNT           (NOTE 2)
                                                                             ------------        -----------       ------------
  Illinois Health Fac. Auth. Rev. Bonds (Victory Health Services0
     Proj.), LOC Bank of America, Ser. 1997-B, 4.30%, 10/02/00 .......        VMIG-1, A-1+      $ 11,000,000        $11,000,000
  Illinois State Gen. Oblig. Rev. Bonds, 5.50%, 08/01/00 .............         N/R, N/R            2,000,000          2,002,308
  Oak Forest, IL Dev. Rev. Bonds (Homewood Pool-South Suburban
     Mayors & Managers Assoc. Proj.), LOC Bank One, NA,
     4.75%, 07/05/00* ................................................        VMIG-1, N/R         11,900,000         11,900,000
                                                                                                                   ------------
                                                                                                                     93,265,199
                                                                                                                   ------------
INDIANA -- 7.9%
  Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access Designated
     Pool Proj.), LOC Harris Trust, Ser. 2000, 4.85%, 07/07/00 .......         N/R, A-1+           4,900,000          4,900,000
  Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access Designated
     Pool Proj.), LOC Comerica Bank, Ser. 1998,
     4.85%, 07/05/00* ................................................         N/R, A-1            6,950,000          6,950,000
  Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access Designated
     Pool Proj.), LOC Comerica Bank, Ser. 1997, 4.85%, 07/07/00 ......         N/R, A-1            3,000,000          3,000,000
  Indiana Hosp. Equip. Fin. Auth. Rev. Bonds, MBIA Insured &
     SBPA NBD Bank, Ser. 1985-A, 4.85%, 07/05/00* ....................        VMIG-1, A-1+         1,800,000          1,800,000
  Indiana State Office Bldg. Commission Fac. Rev. Bonds (Miami
     Correctional Fac. - Phase 1 Proj.), Ser. 1999-A,
     4.50%, 07/03/00 .................................................         Aa2, AA-            2,765,000          2,765,000
  South Bend, IN Redev. Auth. Rev. Bonds (College Football
     Hall of Fame Proj.), LOC Landesbank Hessen-Thuringen
     Girozentrale, Ser. 1994, 4.70%, 07/05/00* .......................        VMIG-1, A-1+        10,000,000         10,000,000
  Sullivan, IN Poll. Cntrl. Rev. Bonds (Hoosier Energy Rural Electric
     Coop Proj.), National Rural Utilities CFC GTD, Ser. L-3,
     4.25%, 08/11/00 .................................................         P-1, A-1+           4,400,000          4,400,000
  Sullivan, IN Poll. Cntrl. Rev. Bonds (Hoosier Energy Rural Electric
     Coop. Inc.), National Rural Utilities CFC GTD, Ser. L-5,
     4.30%, 08/14/00 .................................................         P-1, A-1+           4,255,000          4,255,000
                                                                                                                   ------------
                                                                                                                     38,070,000
                                                                                                                   ------------
KANSAS -- 0.4%
  Wamego, KS Poll. Cntrl. (Utilicorp United Inc. Proj.), LOC
     Bank One, NA 4.75%, 07/05/00* ...................................         P-1, A-1            2,000,000          2,000,000
                                                                                                                   ------------
KENTUCKY -- 3.5%
  Kentucky Asset Liability Commission, 1999 General Fund Proj.,
     Fourth Ser. A LOC Morgan Guaranty Trust, 4.15%, 07/19/00 ........        VMIG-1, A-1+        17,000,000         17,000,000
                                                                                                                   ------------
LOUISIANA -- 3.4%
  Plaquemines, LA Port Harbor and Terminal Marine Terminal Fac .......
     Rev. Ref. Bonds (Electro-Coal Transfer Proj.) Ser. 1985-A,
     4.15%, 08/10/00 .................................................         P-1, A-1+          16,700,000         16,700,000
                                                                                                                   ------------
MARYLAND -- 2.7%
  Montgomery County, MD TECP, Ser. 1995, 4.05%, 08/10/00 .............         P-1, A-1+          13,000,000         13,000,000
                                                                                                                   ------------
MICHIGAN -- 4.5%
  Michigan Strategic Fund Poll. Cntrl. Rev. (The Dow Chemical Co. ....
     Proj.), Ser. 1986, 4.35%, 08/14/00 ..............................         P-1, N/R            6,800,000          6,800,000


     The accompanying notes are an integral part of the financial statements.

                                       25

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    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                             MOODY'S/S&P          PRINCIPAL           VALUE
                                                                                RATING1             AMOUNT           (NOTE 2)
                                                                             ------------        -----------       ------------
  Michigan Strategi Fund Poll. cntrl. Rev. Bonds (Detroit Edison Co. .
     Proj.), LOC Barclay's Bank, Ser. 1995-CC,
     4.60%, 07/03/00* ................................................         P-1, A-1+        $  7,300,000         $7,300,000
     Monroe County, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
        (Detroit Edison Co. Proj.), LOC Barclay's Bank, Ser. 1992-CC,
        4.60%, 07/03/00* .............................................         P-1, N/R            7,500,000          7,500,000
                                                                                                                   ------------
                                                                                                                     21,600,000
                                                                                                                   ------------
MINNESOTA -- 3.3%
  Becker, Mn Poll. Cntrl. Rev. Bonds (Northern States Power Co. ......
     Sherburne County Generator #3 Proj.), 4.30%, 09/07/00 ...........        VMIG-1, A-1         10,000,000         10,000,000
  University of Minnesota Regents Rev. Bonds, Ser. 1999-A,
     4.80%, 07/05/00* ................................................        VMIG-1, A-1+         6,000,000          6,000,000
                                                                                                                   ------------
                                                                                                                     16,000,000
                                                                                                                   ------------
MISSOURI -- 0.5%
  Missouri Health & Educ. Fac. Auth. Rev. Bonds (Washington
     Univ. Proj.), Ser. 1996-B, 4.60%, 07/03/00* .....................        VMIG-1, A-1+         2,500,000          2,500,000
                                                                                                                   ------------
NEBRASKA -- 0.7%
  Omaha Public Power Dist. TECP Notes, 4.15%, 07/21/00 ...............         P-1, A-1+           3,350,000          3,350,000
                                                                                                                   ------------
NEW YORK -- 3.1%
  New York, NY City Muni. Water Fin. Auth. Water & Sewer
     Sys. Rev. Bonds TECP, Ser. A, 4.75%, 08/31/00 ...................         P-1, A-1+          15,000,000         15,000,000
                                                                                                                   ------------
NORTH CAROLINA -- 1.0%
  Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. Rev ........
     Bonds (Texas Gulf Proj.), LOC Banque Nationale de Paris,
     Ser. 1985, 4.93%, 07/06/00* .....................................         Aa3, N/R            5,000,000          5,000,000
                                                                                                                   ------------
OHIO -- 1.4%
  Lorain County, OH Adjustable Rate Hosp. Fac. Rev. Bonds
     (Catholic Healthcare Partners Proj.), Ser. 1997-A,
     4.75%, 09/11/00 .................................................        VMIG-1, A-1          7,000,000          7,000,000
                                                                                                                   ------------
PENNSYLVANIA -- 4.1%
  Pennsylvania Higher Educ. Fac. Auth. Rev. Bonds (Univ. of
     Pennsylvania Health Services Proj.), Ser. 1994-B,
     4.80%, 07/05/00* ................................................        VMIG-1, A-1+        12,555,000         12,555,000
  Pennsylvania Higher Educ. Fac. Auth. Rev. Bonds (Univ. of
     Pennsylvania Health Services Proj.), Ser. 1998-B,
     4.80%, 07/05/00* ................................................        VMIG-1, A-1+         7,170,000          7,170,000
                                                                                                                   ------------
                                                                                                                     19,725,000
                                                                                                                   ------------
SOUTH CAROLINA -- 0.8%
  South Carolina Public Services Auth. TECP, 4.55%, 08/09/00 .........         P-1, A-1+           4,000,000          4,000,000
                                                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                                       26
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    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                             MOODY'S/S&P          PRINCIPAL           VALUE
                                                                                RATING1             AMOUNT           (NOTE 2)
                                                                             ------------        -----------       ------------
TENNESSEE -- 3.3%
  Clarksville, TN Public Bldg. Auth. Rev. Bonds (Pooled Financing
     Murfreesboro Proj.) LOC Bank of America, NA,
     4.75%, 07/05/00* ................................................        VMIG-1, N/R       $ 10,400,000        $10,400,000
  Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
     Municipal Bond Fund Proj.), LOC Bank of America, NA,
     Ser. 1984, 4.75%, 07/05/00* .....................................         N/R, A-1+           3,890,000          3,890,000
  Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
     Municipal Bond Fund Proj.), LOC Bank of America, NA,
     Ser. 1995, 4.75%, 07/05/00* .....................................         N/R, A-1+           1,765,000          1,765,000
                                                                                                                   ------------
                                                                                                                     16,055,000
                                                                                                                   ------------
TEXAS -- 11.5%
  Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
     (TEEC, Inc., Temple-Inland Proj.), LOC Wells Fargo,
     Ser. 1984-B, 4.70%, 07/03/00* ...................................         P-1, N/R            7,500,000          7,500,000
  Bexar County, TX Health Fac. Dev. Corp. Rev. Bonds (Air Force
     Village II Proj.), LOC Rabobank Nederland, Ser. 1985-B,
     4.80%, 07/06/00* ................................................         N/R, A-1+           8,800,000          8,800,000
  Brazos River Harbor Navigation Dist., TX Poll. Cntrl. Rev. Bonds
     (Dow Chemical Co. Proj.), Ser. 1990, 4.55%, 07/18/00 ............         P-1, N/R            3,450,000          3,450,000
  Brazos River Harbor Navigation Dist., TX Poll. Cntrl. Rev. Bonds
     (Dow Chemical Co. Proj.), Ser. 1986, 4.35%, 08/11/00 ............         P-1, N/R            1,500,000          1,500,000
  Brazos River Harbor Navigation Dist., TX Poll. Cntrl. Rev. Bonds
     (Dow Chemical Co. Proj.), Ser. 1990, 4.35%, 09/08/00 ............         P-1, N/R            2,550,000          2,550,000
  City of San Antonio, TX Elec. & Gas Sys. TECP,
     4.45%, 08/16/00 .................................................         P-1, A-1+          12,000,000         12,000,000
  State of Texas, Gen. Oblig. Tax Rev. Ant. Notes, Ser. A,
     4.50%, 08/31/00 .................................................        MIG-1, SP-1+        20,000,000         20,025,770
                                                                                                                   ------------
                                                                                                                     55,825,770
                                                                                                                   ------------
VIRGINIA -- 0.6%
  Ind. Dev. Auth. of The City of Norfolk TECP Rev. Notes (Pooled
     Fin. Prog. Sentara Health Sys. Grp.), 4.30%, 09/12/00 ...........        VMIG-1, A-1+         3,000,000          3,000,000
                                                                                                                   ------------
WISCONSIN -- 2.0%
  Milwaukee Metropolitan Sewer Dist., WI Gen. Oblig. Rev. Bonds,
     Ser. A, 6.70%, 10/01/00 .........................................         Aa1, N/R            2,000,000          2,012,057
  State of Wisconsin Gen. Oblig. TECP, Ser. 1998-A,
     4.30%, 09/11/00 .................................................         P-1, A-1+           2,539,000          2,539,000
  State of Wisconsin Gen. Oblig. TECP, Ser. 1998-B,
     4.30%, 08/22/00 .................................................         P-1, A-1+           2,600,000          2,600,000
  Town of Carlton, WI Environ. Imp. Rev. Bonds (Wisconsin Power
     and Light Co. Proj.), Ser. 1991-B, 4.60%, 07/03/00* .............        VMIG-1, A-1+         2,500,000          2,500,000
                                                                                                                   ------------
                                                                                                                      9,651,057
                                                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                                       27

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED
--------------------------------------------------------------------------------

                                                                             MOODY'S/S&P          PRINCIPAL           VALUE
                                                                                RATING1             AMOUNT           (NOTE 2)
                                                                             ------------        -----------       ------------
WYOMING -- 1.1%
     Lincoln County, WY Poll. Cntrl. Rev. Bonds (Exxon Proj.),
        Ser. 1985, 4.55%, 07/03/00* ..................................         P-1, A-1+          $5,400,000       $  5,400,000
                                                                                                                   ------------
         TOTAL MUNICIPAL BONDS
            (Cost $482,650,012) ...................................... .....................................        482,650,012
                                                                                                                   ------------
TOTAL INVESTMENTS (Cost $482,650,012)+-- 99.6% .............................................................         482,650,012
                                                                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET-- 0.4% ...................................................................          1,970,748
                                                                                                                   ------------
NET ASSETS-- 100.0% ........................................................................................       $484,620,760
                                                                                                                   ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2000. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+ Cost for federal income tax purposes.
1 Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
LOC -- Letter of Credit.
SBPA -- Stand-by Bond Purchase Agreement.
TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000


                                                 PRIME                U.S.
                                             MONEY MARKET          GOVERNMENT          TAX-EXEMPT
                                                 SERIES              SERIES              SERIES
                                            --------------        ------------        ------------
ASSETS:
Investments in securities, at value*        $2,058,252,050        $769,385,412        $482,650,012
Cash ...............................                    --                  58                  --
Interest receivable ................            18,472,018           3,583,594           3,273,292
                                            --------------        ------------        ------------
Total assets .......................         2,076,724,068         772,969,064         485,923,304
                                            --------------        ------------        ------------
LIABILITIES:
Payable for investments purchased ..                    --           3,491,626                  --
Due to custodian ...................               129,135                  --           1,096,800
Accrued advisory fee ...............               813,174             312,798             188,256
Other accrued expenses .............                47,139              20,781              17,488
                                            --------------        ------------        ------------
Total liabilities ..................               989,448           3,825,205           1,302,544
                                            --------------        ------------        ------------
NET ASSETS .........................        $2,075,734,620        $769,143,859        $484,620,760
                                            ==============        ============        ============

*Investment at cost ................        $2,058,252,050        $769,385,412        $482,650,012

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Period November 1, 19991 through June 30, 2000

                                                               PRIME              U.S.
                                                            MONEY MARKET       GOVERNMENT         TAX-EXEMPT
                                                               SERIES            SERIES             SERIES
                                                            -----------        -----------        -----------
INVESTMENT INCOME ..................................        $88,456,742        $28,415,069        $12,014,719
                                                            -----------        -----------        -----------

EXPENSES:
   Advisory fees ...................................          6,323,435          2,255,908          1,427,489
   Administration and accounting fees ..............            310,381            115,923             80,662
   Trustees' fees ..................................              3,960              3,960              3,960
   Other fees ......................................             10,865              7,462             10,117
                                                            -----------        -----------        -----------
      Total expenses ...............................          6,648,641          2,383,253          1,522,228
                                                            -----------        -----------        -----------
   Net investment income ...........................         81,808,101         26,031,816         10,492,491
                                                            -----------        -----------        -----------
NET REALIZED GAIN ON INVESTMENTS ...................              2,711              2,556                 --
                                                            -----------        -----------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $81,810,812        $26,034,372        $10,492,491
                                                            ===========        ===========        ===========

1 Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS  OF CHANGES IN NET ASSETS
For the Period  November  1, 19991  through
June 30, 2000

                                                          PRIME                  U.S.
                                                      MONEY MARKET            GOVERNMENT               TAX-EXEMPT
                                                         SERIES                 SERIES                   SERIES
                                                    ---------------         ---------------          --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................        $    81,808,101         $    26,031,816          $   10,492,491
   Net realized gain on investments ........                  2,711                   2,556                      --
                                                    ---------------         ---------------          --------------
Net increase in net assets resulting
   from operations .........................             81,810,812              26,034,372              10,492,491
                                                    ---------------         ---------------          --------------
Transactions in beneficial interest:
   Contributions ...........................          6,683,470,901           2,623,009,710           1,176,749,051
   Withdrawals .............................         (4,689,547,093)         (1,879,900,223)           (702,620,782)
                                                    ---------------         ---------------          --------------
Net increase in net assets from transactions
   in beneficial interest ..................          1,993,923,808             743,109,487             474,128,269
                                                    ---------------         ---------------          --------------
Total increase in net assets ...............          2,075,734,620             769,143,859             484,620,760

NET ASSETS:
   Beginning of period .....................                     --                      --                      --
                                                    ---------------         ---------------          --------------
   End of period ...........................        $ 2,075,734,620         $   769,143,859          $  484,620,760
                                                    ===============         ===============          ==============

1 Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE TRUST. Prime Money Market Series, U.S. Government Series, and Tax-Exempt Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Series:

   SECURITY VALUATION. Each Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   REPURCHASE AGREEMENTS. Each Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   Approximately, 74.8% of the investments by the Tax-Exempt Series on June 30, 2000, were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, provides investment advisory services to each Series. For its services, RSMC receives a fee of 0.47% of each Series' first $1 billion of average daily net assets; 0.43% of each Series' next $500 million of average daily net assets; 0.40% of each Series' next $500 million of average daily net assets; and 0.37% of each Series' average daily net assets in excess of $2 billion.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   WTC serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. FINANCIAL HIGHLIGHTS. Financial highlights for the period November 1, 1999 through June 30, 2000 were as follows:


                                         Prime Money    U.S. Government     Tax-Exempt
                                        Market Series1      Series1          Series1
                                        --------------  ---------------     ----------
Total Return                                5.63%            5.42%            3.45%

Ratios to average net assets:
      Expenses                              0.46%            0.50%            0.50%
      Net investment income                 5.63%            5.42%            3.45%

1 Annualized.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Beneficial Interest Holders and Trustees of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WT Investment Trust I (Prime Money Market, U.S. Government and Tax-Exempt Series) (the "Series") as of June 30, 2000, and the related statements of operations and statements of changes in net assets for the period November 1, 1999 (commencement of operations) through June 30, 2000. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2000, and the results of their operations and the changes in their net assets for the period November 1, 1999 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States.


Philadelphia, Pennsylvania
August 4, 2000

                                        [GRAPHICS OMITTED]
                                        Ernst & Young LLP

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                 Louis Klein Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                               William P. Richards

                             -----------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                           Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                          John R. Giles, VICE PRESIDENT
                     Eugene A. Trainor, III, VICE PRESIDENT
                           Gary M. Gardner, SECRETARY
                             Pat Colletti, TREASURER

                             -----------------------

                               INVESTMENT ADVISER
                      Rodney Square Management Corporation
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890

                             -----------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890

                             -----------------------

                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                               3200 Horizon Drive
                            King of Prussia, PA 19406

                             -----------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809

                             -----------------------

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MONEY MARKET PORTFOLIOS.

WMMP-ANN-6/00